EQUITY METHOD INVESTMENTS, VARIABLE INTEREST ENTITIES AND RELATED PARTY TRANSACTIONS (Details) - Care Smile, LLC - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Ownership interest which is accounted for under the equity method	49.00%	49.00%
Balance of the equity investment	$ 0	$ 0	$ 0
Contributions to equity method investee	$ 0	0	0
Distributions from equity method investee		$ 0	$ 0